Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

22          Borrowings

	2020	2021
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	23,770	23,470
- non-secured	10,060	—

Other borrowings
- secured	42,101	54,137
	75,931	77,607
Current
Bank borrowings
- secured	38,491	82,680
- non-secured	39,575	—

Other borrowings
- secured	57,748	73,528
	135,814	156,208
	211,745	233,815

The carrying amounts of borrowings approximate their fair values and are denominated in RMB. The effective interest rates on the borrowings from banks was as 6.9% at 31 December 2021 .

Bank borrowings are secured by the following:

(i)	property, plant and equipment and investment properties of the Group (Note 11 and Note 13);
(ii)	personal properties provided by Dr. Zhou Pengwu and Ms. Ding Wenting (Note 35(d));
(iii)	personal guarantee provided by Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting, Mr Zhou Xichun (Note 35(d)); and
(iv)	corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 35(d)).

Other borrowings are secured by the following:

(i)	property, plant and equipment of the Group (Note 11); and

(ii)corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 35(d)).